UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07683
Morgan Stanley Special Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2010
Date of reporting period: October 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Value Fund*
Portfolio of Investments ▪ October 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (94.7%)
	Aerospace & Defense (7.5%)
418,680	AAR Corp. (a)	$8,210,315
815,100	AerCap Holdings NV (Netherlands) (a)	6,830,538
24,800	HEICO Corp. (Class A)	765,328
139,800	Moog, Inc. (Class A) (a)	3,490,806
166,300	Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,647,496

		21,944,483

	Air Freight & Logistics (2.2%)
159,000	Forward Air Corp.	3,393,060
232,700	UTI Worldwide, Inc. (Luxembourg)	2,901,769

		6,294,829

	Beverages (0.7%)
251,400	Cott Corp. (Canada)	1,986,060

	Building Products (0.4%)
86,717	Quanex Building Products Corp.	1,289,482

	Chemicals (3.2%)
49,900	Cytec Industries, Inc.	1,655,183
443,872	Zep, Inc.	7,590,211

		9,245,394

	Commercial Banks (0.9%)
151,274	MB Financial, Inc.	2,704,779

	Commercial Services & Supplies (1.2%)
144,600	Brink’s Co. (The)	3,431,358

	Communications Equipment (2.3%)
103,100	Adtran, Inc.	2,375,424
283,300	Tekelec (a)	4,255,166

		6,630,590

	Construction & Engineering (1.5%)
83,100	Aecom Technology Corp. (a)	2,097,444
113,193	Orion Marine Group, Inc. (a)	2,155,195

		4,252,639

	Containers & Packaging (3.7%)
142,100	Pactiv Corp. (a)	3,281,089
94,542	Rock-Tenn Co. (Class A)	4,140,940
59,931	Silgan Holdings, Inc.	3,221,291

		10,643,320

	Diversified Consumer Services (1.7%)
158,700	Brink’s Home Security Holdings, Inc. (a)	4,916,526

	Electric Utilities (1.3%)
110,900	Allete, Inc.	3,753,965

	Electrical Equipment (1.1%)
278,000	Polypore International, Inc. (a)	3,046,880

	Electronic Equipment, Instruments & Components (2.8%)
321,800	Checkpoint Systems, Inc. (a)	4,366,826
113,400	Methode Electronics, Inc.	822,150
111,842	Rogers Corp. (a)	2,902,300

		8,091,276

	Energy Equipment & Services (1.9%)
125,772	Exterran Holdings, Inc. (a)	2,569,522
142,370	Superior Energy Services, Inc. (a)	3,076,616

		5,646,138

	Food Products (2.3%)
235,000	Corn Products International, Inc.	6,622,300

	Gas Utilities (0.9%)
114,600	UGI Corp.	2,736,648

	Health Care Equipment & Supplies (0.6%)
85,900	Hill-Rom Holdings, Inc.	1,682,781

Morgan Stanley Special Value Fund*
Portfolio of Investments ▪ October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Health Care Providers & Services (5.1%)
571,200	Healthsouth Corp. (a)	$8,345,232
423,500	PharMerica Corp. (a)	6,534,605

		14,879,837

	Health Care Technology (0.4%)
59,600	Allscripts-Misys Healthcare Solutions, Inc.	1,162,200

	Hotels, Restaurants & Leisure (1.6%)
241,800	AFC Enterprises, Inc. (a)	1,941,654
1,276,780	Denny’s Corp. (a)	2,808,916

		4,750,570

	Household Durables (0.8%)
66,900	Snap-On, Inc.	2,443,857

	Household Products (1.4%)
268,100	Central Garden and Pet Co. (a)	2,659,552
156,350	Central Garden and Pet Co. (Class A) (a)	1,479,071

		4,138,623

	Information Technology Services (8.9%)
394,200	Acxiom Corp. (a)	4,525,416
132,600	Broadridge Financial Solutions, Inc.	2,759,406
202,800	Gartner, Inc. (a)	3,776,136
267,810	MAXIMUS, Inc.	12,388,890
368,300	Ness Technologies, Inc. (a)	2,427,097

		25,876,945

	Insurance (14.8%)
264,700	Amtrust Financial Services, Inc.	2,985,816
161,900	Argo Group International (a)	5,498,124
1,097,400	Conseco, Inc. (a)	5,717,454
306,800	Employers Holdings, Inc.	4,546,776
268,400	Max Capital Group LTD (Bermuda)	5,542,460
170,700	Platinum Underwriters Holdings LTD (Bermuda)	6,105,939
137,986	ProAssurance Corp. (a)	6,937,936
78,200	Reinsurance Group of America, Inc.	3,605,020
86,600	Validus Holdings LTD (Bermuda)	2,190,980

		43,130,505

	Leisure Equipment & Products (0.8%)
58,100	Polaris Industries, Inc.	2,444,267

	Life Sciences Tools & Services (3.1%)
56,240	Bio-Rad Laboratories, Inc. (Class A) (a)	5,027,294
165,400	ICON PLC (ADR) (Ireland) (a)	4,085,380

		9,112,674

	Machinery (0.7%)
117,200	John Bean Technologies Corp.	1,924,424

	Media (2.1%)
150,000	Arbitron, Inc.	3,252,000
248,800	Dolan Media Co. (a)	2,970,672

		6,222,672

	Metals & Mining (0.6%)
66,600	AMCOL International Corp.	1,734,264

	Multi-Utilities (1.2%)
182,100	Avista Corp.	3,452,616

	Office Electronics (1.2%)
135,490	Zebra Technologies Corp. (Class A) (a)	3,387,250

	Personal Products (2.0%)
156,600	NBTY, Inc. (a)	5,701,806

	Pharmaceuticals (2.4%)
188,820	Perrigo Co.	7,022,216

	Professional Services (1.2%)
147,800	Stantec, Inc. (a)	3,576,760

Morgan Stanley Special Value Fund*
Portfolio of Investments ▪ October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Real Estate Investment Trusts (REITs) (1.5%)
160,200	Potlatch Corp.	$4,471,182

	Real Estate Management & Development (1.0%)
200,396	Forestar Group, Inc. (a)	2,957,845

	Semiconductors & Semiconductor Equipment (1.0%)
214,800	Microsemi Corp. (a)	2,858,988

	Software (1.0%)
142,300	Informatica Corp. (a)	3,021,029

	Specialty Retail (0.8%)
206,150	Stage Stores, Inc.	2,432,570

	Textiles, Apparel & Luxury Goods (0.9%)
186,335	Maidenform Brands, Inc. (a)	2,616,143

	Thrifts & Mortgage Finance (1.6%)
177,800	First Niagara Financial Group, Inc.	2,282,952
267,452	Provident New York Bancorp	2,281,365

		4,564,317

	Wireless Telecommunication Services (2.4%)
401,886	Syniverse Holdings, Inc. (a)	6,884,307

	Total Common Stocks (Cost $233,942,360)	275,687,315

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bond (1.2%)
	Enterprise Software/Service
$3,947	Epicor Software Corp. (Cost $3,591,235)	2.375%	05/15/27	3,330,281

NUMBER OF
SHARES (000)
	Short-Term Investment (4.7%)
	Investment Company (b)
13,806	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $13,806,481)		13,806,481

	Total Investments (Cost $251,340,076) (c)	100.6%	292,824,077
	Liabilities in Excess of Other Assets	(0.6)	(1,780,549)

	Net Assets	100.0%	$291,043,528

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Value Fund*
Notes to the Portfolio of Investments
10/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles in the United States utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at October 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Aerospace & Defense	$21,944,483	$21,944,483	—	—
Air Freight & Logistics	6,294,829	6,294,829	—	—
Beverages	1,986,060	1,986,060	—	—
Building Products	1,289,482	1,289,482	—	—
Chemicals	9,245,394	9,245,394	—	—
Commercial Banks	2,704,779	2,704,779	—	—
Commercial Services & Supplies	3,431,358	3,431,358	—	—
Communications Equipment	6,630,590	6,630,590	—	—
Construction & Engineering	4,252,639	4,252,639	—	—
Containers & Packaging	10,643,320	10,643,320	—	—
Diversified Consumer Services	4,916,526	4,916,526	—	—
Electric Utilities	3,753,965	3,753,965	—	—
Electrical Equipment	3,046,880	3,046,880	—	—
Electronic Equipment, Instruments & Components	8,091,276	8,091,276	—	—
Energy Equipment & Services	5,646,138	5,646,138	—	—
Food Products	6,622,300	6,622,300	—	—
Gas Utilities	2,736,648	2,736,648	—	—
Health Care Equipment & Supplies	1,682,781	1,682,781	—	—
Health Care Providers & Services	14,879,837	14,879,837	—	—
Health Care Technology	1,162,200	1,162,200	—	—
Hotels, Restaurants & Leisure	4,750,570	4,750,570	—	—
Household Durables	2,443,857	2,443,857	—	—
Household Products	4,138,623	4,138,623	—	—
Information Technology Services	25,876,945	25,876,945	—	—
Insurance	43,130,505	43,130,505	—	—
Leisure Equipment & Products	2,444,267	2,444,267	—	—
Life Sciences Tools & Services	9,112,674	9,112,674	—	—
Machinery	1,924,424	1,924,424	—	—
Media	6,222,672	6,222,672	—	—
Metals & Mining	1,734,264	1,734,264	—	—
Multi-Utilities	3,452,616	3,452,616	—	—

	Fair Value Measurements at October 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Office Electronics	3,387,250	3,387,250	—	—
Personal Products	5,701,806	5,701,806	—	—
Pharmaceuticals	7,022,216	7,022,216	—	—
Professional Services	3,576,760	3,576,760	—	—
Real Estate Investment Trusts (REITs)	4,471,182	4,471,182	—	—
Real Estate Management & Development	2,957,845	2,957,845	—	—
Semiconductors & Semiconductor Equipment	2,858,988	2,858,988	—	—
Software	3,021,029	3,021,029	—	—
Specialty Retail	2,432,570	2,432,570	—	—
Textiles, Apparel & Luxury Goods	2,616,143	2,616,143	—	—
Thrifts & Mortgage Finance	4,564,317	4,564,317	—	—
Wireless Telecommunication Services	6,884,307	6,884,307	—	—

Total Common Stocks	275,687,315	275,687,315	—	—

Corporate Bond	3,330,281	—	$3,330,281	—
Short-Term Investment — Investment Company	13,806,481	13,806,481	—	—

Total	$292,824,077	$289,493,796	$3,330,281	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2009